Loans, Borrowings, Leases obligations and other financial liabilities (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Loans, Borrowings, Leases obligations and other financial liabilities (Details) [Line Items]
Ending balance of financial liability						$ 10,300,000
Drawdown fee		$ 1,105,000	€ 1,000,000	$ 713,538	€ 630,000	713,000
Capital amount										$ 10,200,000	€ 9,000,000
Loan had term										4 years	4 years
End-of-loan fee						$ 80,000	€ 67,500
Convertible debt (in Euro) | €								€ 202,500	€ 180,000
Convertible debt loan (in Euro) | €								€ 9,000,000	€ 9,000,000
Percentage of principal amount of the Initial Convertible Loan				25.00%		25.00%		25.00%	25.00%
End-of-loan fee				$ 80,000	67,500
First discretionary convertible loan				(203,868)	180,000
Second discretionary convertible loan				$ (229,352)	€ 202,500
Interest rate for the loan	1.00%			19.56%				19.56%		95.00%	95.00%
Small business administration	$ 2,316,000
Ordinary share price (in Euro per share) | € / shares					€ 0.85
Initial convertible loan percentage				150.00%	150.00%
Convertible loan repayable percentage				150.00%	150.00%
Fair value of the derivative liability				$ 810,000
Change in fair value description				The total change in fair value in 2021 amounts to ($80,000) and is composed as follows: ●($176,000) for the NovioGendix contingent liability; and, ●$96,000 for the Kreos Derivative Instrument	The total change in fair value in 2021 amounts to ($80,000) and is composed as follows: ●($176,000) for the NovioGendix contingent liability; and, ●$96,000 for the Kreos Derivative Instrument
Bottom of range [Member]
Loans, Borrowings, Leases obligations and other financial liabilities (Details) [Line Items]
Receive gross proceeds				$ 30,000,000
Top of range [Member]
Loans, Borrowings, Leases obligations and other financial liabilities (Details) [Line Items]
Receive gross proceeds				$ 45,000,000